16. INVESTMENT COMMITMENTS (Details Narrative) $ in Millions	Dec. 31, 2020 USD ($)
Oil and Gas areas
Total amount of committed investments	$ 383
GasAr [member]
Oil and Gas areas
Total amount of committed investments	$ 250